Contents of Significant Accounts - Imputation Credit Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [Abstract]
Balances of imputation credit amounts	$ 3,409,988	$ 3,850,306